Note 12 - Income Taxes (Details) - Income Tax Reconciliation In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Income Tax Reconciliation [Abstract]
Amount computed by using normal Japanese statutory tax rate	$ 23,337	¥ 2,403,283	¥ 2,970,879	¥ 2,450,250
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	997	102,634	89,012	81,115
Inhabitant tax―per capita	360	37,122	35,809	34,415
Expiration of operating loss carryforward				176,829
Change in valuation allowance	(9,295)	(957,182)	(666,973)	(107,171)
Tax effects on investments in equity method investees	636	65,489	168,061
Enterprise tax―not based on income	798	82,191	77,868	68,960
Tax rate change	1,034	106,487		(110,381)
Other—net	(434)	(44,719)	(67,074)	(68,531)
Income tax expense as reported	$ 17,433	¥ 1,795,305	¥ 2,607,582	¥ 2,525,486